Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Computation of earnings per share under the treasury stock method and the effect on the weighted-average number of shares of dilutive potential common stock:
The following represents amounts used in computing earnings per share and the effect on the weighted-average number of shares of dilutive potential common shares:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Numerator
(Loss) income used in basic and diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(20.8)	$19.7	$(0.1)	$9.6
Net income (loss) attributable to noncontrolling interests	0.8	1.7	1.1	(1.1)
(Loss) income before discontinued operations, net of tax	(21.6)	18.0	(1.2)	10.7
Income from discontinued operations, net of tax	0.5	4.2	148.3	8.7
Net (loss) income attributable to Diebold, Incorporated	$(21.1)	$22.2	$147.1	$19.4
Denominator
Weighted-average number of common shares used in basic (loss) earnings per share	65.2	64.9	65.1	64.8
Effect of dilutive shares (1)	—	0.7	0.6	0.7
Weighted-average number of shares used in diluted (loss) earnings per share	65.2	65.6	65.7	65.5
Basic (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(0.33)	$0.28	$(0.02)	$0.17
Income from discontinued operations, net of tax	0.01	0.06	2.28	0.13
Net (loss) income attributable to Diebold, Incorporated	$(0.32)	$0.34	$2.26	$0.30
Diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(0.33)	$0.28	$(0.02)	$0.17
Income from discontinued operations, net of tax	0.01	0.06	2.26	0.13
Net (loss) income attributable to Diebold, Incorporated	$(0.32)	$0.34	$2.24	$0.30

Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares	2.3	1.2	2.2	1.3